Average Annual Total Returns - The Hartford Small Cap Growth Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class R3 Return Before Taxes 1 Year	Class R3 Return Before Taxes 5 Years	Class R3 Return Before Taxes 10 Years	Class R4 Return Before Taxes 1 Year	Class R4 Return Before Taxes 5 Years	Class R4 Return Before Taxes 10 Years	Class R5 Return Before Taxes 1 Year	Class R5 Return Before Taxes 5 Years	Class R5 Return Before Taxes 10 Years	Class R6 Return Before Taxes 1 Year		Class R6 Return Before Taxes 5 Years		Class R6 Return Before Taxes 10 Years		Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class Y Return Before Taxes 10 Years	Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years		Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	24.50%	14.53%	13.26%	22.23%	12.18%	11.53%	15.64%	10.84%	10.43%	29.89%	15.05%	13.11%	32.25%	16.22%	14.27%	31.43%	15.53%	13.63%	31.82%	15.89%	13.98%	32.23%	16.24%	14.32%	32.38%	[1]	16.36%	[1]	14.42%	[1]	32.32%	16.33%	14.42%	32.38%	[1]	16.31%	[1]	14.32%	[1]	34.63%	16.36%	13.48%

[1]	Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.